Operating leases (Tables)	12 Months Ended
Dec. 31, 2021
Operating Leases [Abstract]
Schedule of balance sheet information related to operating leases
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Operating lease cost	$1,177,689	$704,264	$662,505
Short-term lease cost	117,118	29,007	116,728
Total lease cost	$1,294,807	$733,271	$779,233

Schedule of cash flow information related to operating leases
	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$1,414,151	$690,626	$854,431
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$3,387,501	$192,395	$1,142,321

Schedule of balance sheet information related to operating leases
	As of	As of
	December 31,	December 31,
	2021	2020
Operating lease right-of-use assets	$2,132,247	$898,335
Operating lease right-of-use assets – related parties	1,136,775	17,701
Total operating lease right-of-use assets	$3,269,022	$916,036

Operating lease liabilities, current	$851,936	$659,807
Operating lease liabilities – related parties, current	595,424	17,701
Operating lease liabilities, non-current	1,712,303	118,827
Operating lease liabilities – related party, non-current	288,563	-
Total operating lease liabilities	$3,448,226	$796,335

Weighted average remaining lease term of operating leases	3.09 Years	1.51 Years
Weighted average discount rate of operating leases	6.5250%	6.5250%

Schedule of maturity analysis of operating lease liabilities
Operating
Leases
2022	$1,597,865
2023	1,038,070
2024	635,801
2025	490,136
2026	-
Thereafter	-
Total lease payment	3,761,872
Less: imputed interest	(313,646)
Present value of operating lease liabilities	3,448,226
Less: current obligation	(1,447,360)
Long-term obligation at December 31, 2021	$2,000,866